DERIVATIVES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Cash pledged to secure derivative contract obligations	$ 1,800,000	$ 1,800,000
Interest Rate Swap [Member] | Derivative Financial Instruments Assets [Member]
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross (gains) losses on derivatives	512,000	517,000
Interest Rate Swap [Member] | Derivative Financial Instruments Liabilities [Member]
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross (gains) losses on derivatives	$ (512,000)	$ (517,000)